LONG-TERM INVESTMENTS - Classifications (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LONG-TERM INVESTMENTS
Equity investments without readily determinable fair value	¥ 156,859	$ 22,742	¥ 169,171
Long-term time deposits			50,000
Total Long-term Investments	¥ 156,859	$ 22,742	¥ 219,171